Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2018	May 31, 2019	May 31, 2018
Revenue
Total Revenue	$ 245,498		$ 319,991		$ 37,995
Operating Expenses
General and Administrative expenses	(819,305)	(3,139,567)	(1,258,257)	(3,381,602)	(4,353,189)	(530,564)
Loss from Operations	(573,807)	(3,139,567)	(938,266)	(3,381,602)	(4,315,194)	(530,564)
Other Income / (Expense)
Debt Forgiveness Income	8,523		93,761		369,206
Interest Expense	(6,675)		(13,350)		(23,268)
Interest Income	457	163,694	2,961	401,418	403,984	521,702
Total Other Income / (Expense)	2,305	163,694	83,372	401,418	749,922	521,702
Loss Before Provision for Income Taxes	(571,502)	(2,975,873)	(854,894)	(2,980,184)	(3,565,272)	(8,862)
Provision for Income Taxes
Net loss attributable to noncontrolling interest	8,172		8,172
Net loss available to common shareholders	$ (563,329)	$ (2,975,873)	$ (846,722)	$ (2,980,184)	$ (3,565,272)	$ (8,862)
Basic and Diluted Net Loss per share	$ (0.07)	$ (1.21)	$ (0.11)	$ (1.27)	$ (1.00)	$ (0.00)
Basic and diluted Weighted Average Number of common shares outstanding	7,840,513	2,457,256	7,551,106	2,354,655	3,566,488	2,050,790
Franchise Royalties and License Fees [Member]
Revenue
Total Revenue	$ 200,274		$ 247,012
Company Owned Stores Sales [Member]
Revenue
Total Revenue	45,224		49,643
Esports Revenue [Member]
Revenue
Total Revenue			$ 23,336